Accrued Liabilities - Summary of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Interest on long-term debt	$ 463,645	$ 92,578
Administrative expenses	372,570	94,735
Voyage expenses	527,581	158,231
Vessel operating expenses	618,510	141,130
Total	$ 1,982,306	$ 486,674